U.S. SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 24F-2
                    Annual Notice of Securities Sold
                        Pursuant to Rule 24f-2


1.  Name and address of issuer:  BB&T Funds
                                 434 Fayetteville Street, 5th Floor
                                 Raleigh, NC 27601


2. Name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):

Large Cap Fund, Mid Cap Value Fund, Mid Cap Growth Fund, Small Cap Fund, International Equity Fund, Special Opportunities Equity Fund, Equity Income Fund, Short U.S. Government Fund, Intermediate U.S. Government Fund, Total Return Bond Fund, Kentucky Intermediate Tax-Free Fund, Maryland Intermediate Tax-Free Fund, North Carolina Intermediate Tax-Free Fund, South Carolina Intermediate Tax-Free Fund, Virginia Intermediate Tax-Free Fund, West Virginia Intermediate Tax-Free Fund, National Tax-Free Money Market Fund, Prime Money Market Fund, U.S. Treasury Money Market Fund, Capital Manager Conservative Growth Fund, Capital Manager Moderate Growth Fund, Capital Manager Growth Fund, Capital Manager Equity Fund, Sterling Capital Small Cap Value Fund

3.  Investment Company Act File Number: 811-06719

    Securities Act File Number: 33-49098

4. (a) Last day of fiscal year for which this Form is filed: December 31, 2007

    (b)  Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the Issuer's fiscal year).
         [     ]

    (c)  Check box if this is the last time the issuer will be
         filing this form.   [     ]

5.  Calculation of registration fee:

    (i) Aggregate sale price of securities sold during
    the fiscal year pursuant to section 24(f):            $ 91,724,834

    (ii) Aggregate price of securities
    redeemed or repurchased during the
    fiscal year:                             $ 101,632,909

    (iii) Aggregate price of securities
    redeemed or repurchased during any
    prior fiscal year ending no earlier
    than October 11, 1995 that were not
    previously used to reduce registration
    fees payable to the Commission:          $ 56,285,993

    (iv) Total available redemption credits [add
    items 5(ii) and 5(iii):                             - $ (157,918,902

    (v) Net sales - if item 5(i) is greater than
    Item 5(iv) [subtract Item 5(iv) from Item(i)]:        $ 19,285,641

    (vi) Redemption credits available for
    use in future years - if Item 5(i) is
    less than Item 5(iv) [subtract Item
    5(iv) from Item 5(i)]:                   $ 0

    (vii) Multiplier for determining registration fee:    x .0000393

    (viii) Registration fee due [multiply Item 5(v) by
    Item 5(vii)]:                                         $ 0

6.  Prepaid Shares

    If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: __0_. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, than state that number here: ____0______.

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year:

                                        $ 0

8. Total of the amount of the registration fee due plus any interest due
    [line 5(viii) plus line 7]:

                                        $ 592.08

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: December 2007

    CIK Number designated to receive payment:  0000889284

    Method of Delivery:

    [  ]   Wire Transfer
    [  ]   Mail or other means

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By:     /s/Andrew J. McNally
        Andrew J. McNally
        Treasurer

Date:  03/12/08